Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2015
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 22, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 22, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016